Financial Risks - Summary of Quantitative Information about Financial Exposure to Currency Risk (Detail) - Currency risk [member] - EUR (€) € in Millions	Dec. 31, 2024	Dec. 31, 2023
Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	€ 76,078	€ 73,921
Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	98,783	81,452
Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	16,147	16,793
Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	210,993	199,648
EUR [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	729	722
EUR [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	2,823	2,823
EUR [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	7	7
EUR [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	720	715
GBP [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	1,588	1,713
GBP [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	51,034	40,242
GBP [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	3	2
GBP [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	66,675	61,922
USD [member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	72,942	70,557
USD [member] | Financial instruments - liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	44,925	38,387
USD [member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	16,090	16,744
USD [member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	137,867	130,886
Other [Member] | Financial instruments - assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	819	928
Other [Member] | Insurance and reinsurance assets [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	46	39
Other [Member] | Insurance and reinsurance liabilities [member]
Disclosure of quantitative information about financial instruments and insurance and reinsurance contracts exposure to currency risk [line items]
Maximum exposure to currency risk	€ 5,730	€ 6,124